Advances to Contractor (Tables)	12 Months Ended
Dec. 31, 2023
Advances to Contractor [Abstract]
Schedule of Advances to Contractor
	2023	2022

Advances to contractor	15,210,262	15,223,215
Write-off (Note 8)	(15,006,262)	Nil
	204,000	15,223,215